Average Annual Total Returns{- Fidelity Freedom® 2015 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-15 - Fidelity Freedom® 2015 Fund	Fidelity Freedom 2015 Fund - Retail Class Return Before Taxes Past 1 year	Fidelity Freedom 2015 Fund - Retail Class Return Before Taxes Past 5 years	Fidelity Freedom 2015 Fund - Retail Class Return Before Taxes Past 10 years	Fidelity Freedom 2015 Fund - Retail Class After Taxes on Distributions Past 1 year	Fidelity Freedom 2015 Fund - Retail Class After Taxes on Distributions Past 5 years	Fidelity Freedom 2015 Fund - Retail Class After Taxes on Distributions Past 10 years	Fidelity Freedom 2015 Fund - Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom 2015 Fund - Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Freedom 2015 Fund - Retail Class After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0550 Past 1 year	F0550 Past 5 years	F0550 Past 10 years
Total	12.42%	8.85%	7.05%	10.30%	7.07%	5.50%	8.24%	6.52%	5.15%	7.51%	4.44%	3.84%	11.62%	8.74%	7.50%